UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2007

                           Virginia Bond Fund



[LOGO OF USAA]
   USAA(R)

                                  USAA VIRGINIA BOND Fund

                                            [GRAPHIC OF USAA VIRGINIA BOND FUND]

                      S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2007

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    1

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              7

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

   Portfolio of Investments                                                  16

   Notes to Portfolio of Investments                                         21

   Financial Statements                                                      22

   Notes to Financial Statements                                             25

EXPENSE EXAMPLE                                                              34

ADVISORY AGREEMENT                                                           36

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "

                                        IN MY OPINION, INCOME TAXES FOR
[PHOTO OF CHRISTOPHER W. CLAUS]    INDIVIDUALS AND BUSINESSES COULD INCREASE
                                      AFTER THE 2008 PRESIDENTIAL ELECTION.

                                                       "
                                                                    October 2007
--------------------------------------------------------------------------------

         Tax-exempt securities are looking better and better. Yes, they have always appealed to investors because of the tax-free income they provide. But they may become even more attractive in the years ahead as our nation grapples with its financial challenges and the federal government seeks additional sources of revenue to deal with them.

         The United States remains engaged in an expensive war on terrorism, which has created hardships for many military families and stretched the national budget. Meanwhile, baby boomers are reaching retirement age without adequate savings, putting the Social Security system at risk. At some point, the government's funding needs - for the war, Social Security, Medicare, and other pressing concerns - will likely require additional revenue. In my opinion, income taxes for individuals and businesses could increase after the 2008 presidential election. A hike in taxes on capital gains and dividend payments is also possible.

         Tax-exempt investments may be desirable for two other reasons - inflation and interest rates. Inflation remains the Federal Reserve Board's (the Fed's) primary concern; as of this writing, it is running within the Fed's so-called "comfort zone" of 2% or less, even though oil prices are at record levels. If economic growth continues to moderate, inflationary pressures may dissipate, an outcome that seems likely given the downturn in the residential housing market.

         Under these circumstances, I encourage our members to at least match their investments with their investment horizons, locking in the higher yields of longer maturity funds wherever possible. For taxpayers in the 25% or higher marginal tax brackets, tax-exempt securities may be

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

         particularly valuable because their interest income is free from federal taxes and, in some cases, state taxes.

         At USAA Investment Management Company, we continue to be pleased with the performance of our tax-exempt bond funds, all of which are four- and five-star rated by Morningstar. Even though our municipal funds had no direct exposure to subprime lending and their credit ratings remained secure, their prices were affected by problems among subprime lenders, borrowers, and mortgage holders. In the turmoil, many investors fled to quality, increasing demand for U.S. Treasury securities at the expense of all other asset classes. By mid-August, municipal bonds were a bargain.

         Our funds - like the bond market as a whole - rebounded sharply after the Fed cut the discount rate on August 7, then followed up by cutting the federal funds rate by one-half a percentage point on September 18. We expect the Fed to reduce short-term interest rates further. In recognition of this possibility, we believe 10-year Treasury yields should continue trading at around 4.5% over the next 12 months.

         From all of us here, thank you for your business. We will continue working hard to provide you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

 . . . C O N T I N U E D
========================--------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                           MORNINGSTAR RATINGS(TM)                                  # funds
                         for period ending 9/30/2007                                   in        # funds   # funds
USAA                                                            Morningstar         Overall/       in         in
Fund Name                 Overall   3-Year   5-Year   10-Year   Category             3-Year      5-Year    10-Year
------------------------------------------------------------------------------------------------------------------
CALIFORNIA BOND           ****       4        4        4        Muni California        151        141        116
                                                                  Long

FLORIDA TAX-FREE          ****       4        4        4        Muni Florida            49         49         46
  INCOME

NEW YORK BOND             ****       4        4        5        Muni New York          108        103         85
                                                                  Long

TAX EXEMPT                *****      4        5        5        Muni National          256        245        189
  LONG-TERM                                                       Long

TAX EXEMPT                *****      5        5        5        Muni National          244        213        128
  INTERMEDIATE-TERM                                               Intermediate

TAX EXEMPT                ****       4        4        4        Muni National          129         91         60
  SHORT-TERM                                                      Short

VIRGINIA BOND             *****      5        5        5        Muni Single State      312        291        243
                                                                  Intermediate
------------------------------------------------------------------------------------------------------------------

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8181 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT R. PARISEAU]             [PHOTO OF JOHN C. BONNELL]

ROBERT R. PARISEAU, CFA                   JOHN C. BONNELL, CFA
USAA Investment Management Company        USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2007, TO SEPTEMBER 30, 2007?

         Your tax-exempt USAA Virginia Bond Fund provided a total return of -0.20% versus an average of -0.23% for the 37 funds in the Lipper Virginia Municipal Debt Funds Average. This compares to a 1.15% return for the Lehman Brothers Municipal Bond Index and a 0.30% return for the Lipper Virginia Municipal Debt Funds Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.34%, above the 3.74% of the Lipper category average.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

         In September, the Federal Reserve Board (the Fed) reduced short-term interest rates from 5.25% to 4.75%. The rate cut came in response to a liquidity squeeze in the credit markets, sparked by problems in the subprime mortgage sector. Fed governors seemed to believe the risk of a recession and the need for liquidity outweighed the possibility that lower interest rates would increase inflationary pressures.

         At the end of the reporting period, yields on 30-year AAA general obligation bonds were 4.49%, up from 4.19% six months earlier. Early in the period, municipal yields rose in response to the worldwide economic strength. However, as problems arose in the subprime mortgage market, investors fled to the safety of U.S. government securities, pushing Treasury yields lower. A lack of liquidity in the credit markets (except U.S. Treasuries) drove

         REFER TO PAGES 12 AND 13 FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         municipal and corporate bond yields higher. Individual investors - long the traditional holders of municipals - took note and, seeing that municipals were trading at historic lows relative to Treasuries, moved more of their money into these securities, which pushed municipal prices higher by the period end. (Bond prices and yields move inversely to each other.) Meanwhile, municipal credit quality remained stable throughout the period.

WHAT WERE THE CONDITIONS IN THE COMMONWEALTH OF VIRGINIA?

         The commonwealth of Virginia continues to be one of the few states with AAA ratings by Moody's Investors Service, Standard & Poor's Ratings, and Fitch Ratings. Its credit strength is supported by a broad and stable economic base, a manageable debt burden, and historically sound financial management. Although current revenue collections are falling slightly short of projections, the governor has proposed cutting expenditures and using the commonwealth's financial reserves to balance the budget.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

         We  continue  to  invest  the  Fund  in  a  diversified   portfolio  of
         longer-term, primarily investment-grade municipal bonds that are not subject to the federal alternative minimum tax (AMT) for individuals.

         Our investments have an income orientation because OVER TIME INCOME USUALLY PROVIDES THE MAJORITY OF A BOND'S TOTAL RETURN.

         During the period, our highly experienced research staff helped us identify investment opportunities among attractively priced medium-grade securities (rated BBB and A), which added incremental tax-exempt income to the Fund.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT IS THE OUTLOOK?

         The market's expectations for inflation and long-term economic growth determine the direction of long-term rates. The housing market remains the wild card for both the economic outlook and Fed policy, although the impact has so far been mitigated by solid employment data and consumer spending.

         Regardless of what the Fed does, we believe that shareholders should remain focused on their investment goals. Going forward, they should expect most of their return to come from the income generated by the Fund. As always, we endeavor to maximize the portfolio's after-tax total return.

         Thank you for the trust you have placed in us. Rest assured that we will continue to work hard on your behalf.

 F U N D
=========-----------------------------------------------------------------------
          RECOGNITION

USAA VIRGINIA BOND FUND

--------------------------------------------------------------------------------
                          OVERALL MORNINGSTAR RATING(TM)
         out of 312 municipal single-state intermediate-term bond funds for the period ended September 30, 2007:

                                 OVERALL RATING
                                  *  *  *  *  *

     3-YEAR                         5-YEAR                          10-YEAR
   * * * * *                       * * * * *                       * * * * *
out of 312 funds               out of 291 funds                out of 243 funds

           The Overall  Morningstar Rating for a fund is derived from a weighted average of the performance figures associated
         with its three-, five-, and 10-year (if applicable) Morningstar
           Rating metrics. Ratings are based on risk-adjusted returns.
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         RECOGNITION

USAA VIRGINIA BOND FUND

                         [LOGO OF LIPPER LEADER EXPENSE]

The Fund is listed as a Lipper Leader for Expense of 818 funds within the Lipper Single State Municipal Debt Funds category for the overall period ended September 30, 2007. The Fund received a Lipper Leader rating for Expense among 818, 787, and 657 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of September 30, 2007.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA VIRGINIA BOND FUND (Ticker Symbol: USVAX)

OBJECTIVE
--------------------------------------------------------------------------------

High level of current interest income that is exempt from federal and Virginia state income taxes.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

Invests primarily in long-term investment-grade Virginia tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

------------------------------------------------------------------------------------------
                                                         9/30/07               3/31/07
------------------------------------------------------------------------------------------
Net Assets                                           $543.8 Million        $552.0 Million
Net Asset Value Per Share                               $11.26                $11.53
Tax-Exempt Dividends Per Share Last 12 Months           $0.489                $0.490
Capital Gain Distributions Per Share Last 12 Months     $0.064                $0.064

------------------------------------------------------------------------------------------
                                                         9/30/07               3/31/07
------------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity              16.8 Years            16.4 Years

DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

----------------------------------------------------------
SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/07
----------------------------------------------------------

3/31/07 TO 9/30/07                        30-DAY SEC YIELD

    -0.20%**                                   4.10%


----------------
EXPENSE RATIO(+)
----------------
    0.58%


 * CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
   SIX-MONTH RETURN IS CUMULATIVE.

(+)THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS
(ANA). THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NO  ADJUSTMENT  HAS  BEEN  MADE  FOR  TAXES  PAYABLE  BY  SHAREHOLDERS  ON THEIR
REINVESTED  NET   INVESTMENT   INCOME   DIVIDENDS  AND  REALIZED   CAPITAL  GAIN
DISTRIBUTIONS.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED SEPTEMBER 30, 2007

------------------------------------------------------------------------------------------
               TOTAL RETURN        =        DIVIDEND RETURN        +        PRICE CHANGE
------------------------------------------------------------------------------------------
10 YEARS           4.82%           =             4.90%             +           (0.08)%
5 YEARS            3.57%           =             4.45%             +           (0.88)%
1 YEAR             1.58%           =             4.76%             +           (3.18)%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDED SEPTEMBER 30, 2007

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                   TOTAL RETURN          DIVIDEND RETURN       CHANGE IN SHARE PRICE
9/30/1998              8.73%                 5.65%                      3.08%
9/30/1999             -2.20                  4.98                      -7.18
9/30/2000              5.60                  5.69                      -0.09
9/30/2001              9.69                  5.45                       4.24
9/30/2002              9.03                  4.96                       4.07
9/30/2003              3.95                  4.46                      -0.51
9/30/2004              4.48                  4.39                       0.09
9/30/2005              3.77                  4.28                      -0.51
9/30/2006              4.10                  4.36                      -0.26
9/30/2007              1.58                  4.76                      -3.18

                                   [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
  TAXABLE EQUIVALENT ILLUSTRATION
--------------------------------------------------------------------------------

To match the USAA Virginia Bond Fund's Dividend Return on Page 10,
and assuming Virginia state tax rates of:     5.75%     5.75%     5.75%    5.75%
and assuming marginal federal tax rates of:  25.00%    28.00%    33.00%   35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                      DIVIDEND
 PERIOD                RETURN
---------            ----------
10 Years                4.90%                 6.93%     7.22%     7.76%    8.00%
5 Years                 4.45%                 6.30%     6.56%     7.05%    7.26%
1 Year                  4.76%                 6.73%     7.01%     7.54%    7.77%

To match the USAA Virginia Bond Fund's closing 30-day SEC Yield of 4.10%,

A FULLY TAXABLE INVESTMENT MUST PAY:          5.80%     6.04%     6.49%    6.69%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  LEHMAN BROTHERS                              LIPPER VIRGINIA
                   MUNICIPAL BOND        USAA VIRGINIA          MUNICIPAL DEBT
                     FUND INDEX            BOND FUND             FUNDS INDEX
                  ---------------        -------------         ----------------
09/30/97             $10,000.00            $10,000.00             $10,000.00
10/31/97              10,064.45             10,054.38              10,065.78
11/30/97              10,123.72             10,132.53              10,126.24
12/31/97              10,271.34             10,279.22              10,268.56
01/31/98              10,377.26             10,350.85              10,354.54
02/28/98              10,380.41             10,369.46              10,354.45
03/31/98              10,389.65             10,399.50              10,375.21
04/30/98              10,342.78             10,337.08              10,319.49
05/31/98              10,506.39             10,498.75              10,481.83
06/30/98              10,547.86             10,557.13              10,522.12
07/31/98              10,574.22             10,585.57              10,543.96
08/31/98              10,737.61             10,742.66              10,701.51
09/30/98              10,871.48             10,872.51              10,825.11
10/31/98              10,871.25             10,824.96              10,790.74
11/30/98              10,909.34             10,891.31              10,835.36
12/31/98              10,936.83             10,900.31              10,854.40
01/31/99              11,066.87             11,010.15              10,962.75
02/28/99              11,018.64             10,961.91              10,909.53
03/31/99              11,033.74             10,983.93              10,912.99
04/30/99              11,061.23             11,021.57              10,947.63
05/31/99              10,997.23             10,949.48              10,876.14
06/30/99              10,839.02             10,799.79              10,724.59
07/31/99              10,878.46             10,807.38              10,740.75
08/31/99              10,791.25             10,672.24              10,622.96
09/30/99              10,795.75             10,632.95              10,597.48
10/31/99              10,678.79             10,443.46              10,433.71
11/30/99              10,792.38             10,514.71              10,531.34
12/31/99              10,711.92             10,395.41              10,428.80
01/31/00              10,665.27             10,335.48              10,358.60
02/29/00              10,789.22             10,534.39              10,496.53
03/31/00              11,024.95             10,764.16              10,722.49
04/30/00              10,959.82             10,710.06              10,664.79
05/31/00              10,902.80             10,642.21              10,592.99
06/30/00              11,191.72             10,936.20              10,859.01
07/31/00              11,347.44             11,109.13              11,008.46
08/31/00              11,522.32             11,272.28              11,172.74
09/30/00              11,462.38             11,228.57              11,116.58
10/31/00              11,587.45             11,332.77              11,220.53
11/30/00              11,675.12             11,435.83              11,290.41
12/31/00              11,963.58             11,765.35              11,575.32
01/31/01              12,082.12             11,808.92              11,649.05
02/28/01              12,120.43             11,891.64              11,718.35
03/31/01              12,229.06             11,993.58              11,817.75
04/30/01              12,096.55             11,812.42              11,673.22
05/31/01              12,226.81             11,937.19              11,800.01
06/30/01              12,308.61             12,050.20              11,888.83
07/31/01              12,490.93             12,253.48              12,053.46
08/31/01              12,696.69             12,454.48              12,245.54
09/30/01              12,654.09             12,316.08              12,149.69
10/31/01              12,804.86             12,466.42              12,292.10
11/30/01              12,696.91             12,376.78              12,190.82
12/31/01              12,576.79             12,270.68              12,081.03
01/31/02              12,794.95             12,438.75              12,246.07
02/28/02              12,949.09             12,609.30              12,398.20
03/31/02              12,695.34             12,357.78              12,173.30
04/30/02              12,943.46             12,585.37              12,370.07
05/31/02              13,022.11             12,660.00              12,445.88
06/30/02              13,159.81             12,773.22              12,547.01
07/31/02              13,329.05             12,935.25              12,706.85
08/31/02              13,489.29             13,101.03              12,826.74
09/30/02              13,784.74             13,431.31              13,099.50
10/31/02              13,556.22             13,137.71              12,834.51
11/30/02              13,499.88             13,073.51              12,777.62
12/31/02              13,784.74             13,409.06              13,065.20
01/31/03              13,749.80             13,321.40              12,986.36
02/28/03              13,942.04             13,602.41              13,196.35
03/31/03              13,950.38             13,602.23              13,192.99
04/30/03              14,042.55             13,768.25              13,315.24
05/31/03              14,371.35             14,089.19              13,618.42
06/30/03              14,310.28             13,937.84              13,541.93
07/31/03              13,809.53             13,386.53              13,071.05
08/31/03              13,912.52             13,545.01              13,174.29
09/30/03              14,321.55             13,962.51              13,522.92
10/31/03              14,249.43             13,872.72              13,467.88
11/30/03              14,397.95             14,063.25              13,621.37
12/31/03              14,517.16             14,175.22              13,725.41
01/31/04              14,600.32             14,201.48              13,786.07
02/29/04              14,820.05             14,468.17              14,003.14
03/31/04              14,768.44             14,409.06              13,925.21
04/30/04              14,418.68             14,049.28              13,611.38
05/31/04              14,366.39             13,986.83              13,573.72
06/30/04              14,418.68             14,038.41              13,616.30
07/31/04              14,608.43             14,239.11              13,783.39
08/31/04              14,901.18             14,511.43              14,033.45
09/30/04              14,980.28             14,588.28              14,103.07
10/31/04              15,109.19             14,739.96              14,219.09
11/30/04              14,984.56             14,629.64              14,094.71
12/31/04              15,167.56             14,809.89              14,276.91
01/31/05              15,309.31             14,945.96              14,414.48
02/28/05              15,258.38             14,872.29              14,359.50
03/31/05              15,162.15             14,746.50              14,264.80
04/30/05              15,401.26             14,991.82              14,477.44
05/31/05              15,510.11             15,093.85              14,587.00
06/30/05              15,606.34             15,185.25              14,670.51
07/31/05              15,535.80             15,109.34              14,602.40
08/31/05              15,692.65             15,239.58              14,736.00
09/30/05              15,586.96             15,141.53              14,642.92
10/31/05              15,492.30             15,048.52              14,557.60
11/30/05              15,566.67             15,102.32              14,613.30
12/31/05              15,700.54             15,251.00              14,733.59
01/31/06              15,742.91             15,262.00              14,758.28
02/28/06              15,848.60             15,382.60              14,854.52
03/31/06              15,739.30             15,282.65              14,758.21
04/30/06              15,733.89             15,254.27              14,748.99
05/31/06              15,803.98             15,309.23              14,812.82
06/30/06              15,744.48             15,248.08              14,746.49
07/31/06              15,931.76             15,420.21              14,909.03
08/31/06              16,168.17             15,663.66              15,120.00
09/30/06              16,280.62             15,761.25              15,211.90
10/31/06              16,382.71             15,868.77              15,304.54
11/30/06              16,519.28             16,019.77              15,427.55
12/31/06              16,460.91             15,933.62              15,363.88
01/31/07              16,418.77             15,902.48              15,336.74
02/28/07              16,635.12             16,110.58              15,520.23
03/31/07              16,594.10             16,042.93              15,470.82
04/30/07              16,643.23             16,110.80              15,526.58
05/31/07              16,569.54             16,013.55              15,457.04
06/30/07              16,483.67             15,904.18              15,365.53
07/31/07              16,611.46             15,973.85              15,456.07
08/31/07              16,539.79             15,728.07              15,285.91
09/30/07              16,784.53             16,008.91              15,516.89

                                   [END CHART]

         DATA FROM 9/30/97 THROUGH 9/30/07.

The graph illustrates the comparison of a $10,000 investment in the USAA Virginia Bond Fund to the following benchmarks:

       o The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because the index does not reflect any deduction for fees, expenses, or taxes.

       o The unmanaged Lipper Virginia Municipal Debt Funds Index tracks the total return performance of the 10 largest funds within the Lipper Virginia Municipal Debt Funds category.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       12-MONTH DIVIDEND YIELD COMPARISON

       [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                           LIPPER VIRGINIA
                       USAA VIRGINIA        MUNICIPAL DEBT
                         BOND FUND          FUNDS AVERAGE
                       -------------       ----------------
9/30/1998                   5.25%               4.54%
9/30/1999                   5.48                4.72
9/30/2000                   5.46                4.79
9/30/2001                   5.07                4.49
9/30/2002                   4.49                4.11
9/30/2003                   4.36                3.92
9/30/2004                   4.28                3.84
9/30/2005                   4.25                3.80
9/30/2006                   4.25                3.69
9/30/2007                   4.34                3.74

                        [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST ADJUSTED MONTH-END NET ASSET VALUE. THE NET ASSET VALUE IS ADJUSTED FOR A PORTION OF THE CAPITAL GAINS DISTRIBUTED DURING THE PREVIOUS NINE MONTHS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/98 TO 9/30/07.

         THE  LIPPER  VIRGINIA  MUNICIPAL  DEBT  FUNDS  AVERAGE  IS  AN  AVERAGE
         PERFORMANCE LEVEL OF ALL VIRGINIA MUNICIPAL DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------------------
                   TOP 10 INDUSTRIES
                   (% of Net Assets)
-------------------------------------------------------

Escrowed Bonds                                    20.0%

Appropriated Debt                                 15.7%

Hospital                                          15.1%

Education                                         11.1%

Special Assessment/Tax/Fee                         9.8%

Nursing/CCRC                                       7.1%

Water/Sewer Utility                                6.4%

General Obligation                                 5.5%

Buildings                                          1.8%

Single-Family Housing                              1.7%
-------------------------------------------------------

  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-20.

                                                                              15
 . . . C O N T I N U E D
========================--------------------------------------------------------

                              PORTFOLIO RATINGS MIX
                                     9/30/07

             [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                        44%
AA                                                         26%
A                                                           8%
BBB                                                        12%
Securities with Short-Term Investment-Grade Ratings         5%
Below Investment-Grade                                      5%

                          [END CHART]

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine the equivalent rating.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

            (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

            BAN      Bond Anticipation Note
            COP      Certificate of Participation
            CP       Commercial Paper
            EDA      Economic Development Authority
            GO       General Obligation
            IDA      Industrial Development Authority/Agency
            MFH      Multifamily Housing
            PRE      Prerefunded to a date prior to maturity
            RB       Revenue Bond

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL          MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (98.6%)

             VIRGINIA (96.0%)
             Abingdon Town IDA Hospital RB,
  $ 3,305       Series 1998                                              5.25%         7/01/2016        $  3,386
    1,360       Series 1998                                              5.38          7/01/2028           1,376
    2,500    Albemarle County IDA Residential Care
                Facility Mortgage RB, Series 2007                        5.00          1/01/2031           2,359
    2,505    Alexandria IDA Educational Facilities RB,
                Series 1999 (PRE)                                        5.88          1/01/2023           2,601
             Alexandria IDA RB,
    5,755       Series 2000A (INS) (PRE)                                 5.90         10/01/2020           6,197
   12,480       Series 2000A (INS) (PRE)                                 5.90         10/01/2030          13,439
             Amherst IDA Educational Facilities RB,
    1,000       Series 2006                                              5.00          9/01/2026             996
    2,000       Series 2006                                              4.75          9/01/2030           1,849
    5,310    Bedford County EDA Lease RB,
                Series 2006 (INS)                                        5.25          5/01/2031           5,620
    8,065    Biotechnology Research Park Auth. RB,
                Series 2001                                              5.00          9/01/2021           8,401
             College Building Auth. Educational Facilities RB,
    1,390       Series 2000 (Hampton Univ.) (PRE)                        5.80          4/01/2016           1,478
    1,000       Series 2000 (Hampton Univ.) (PRE)                        6.00          4/01/2020           1,068
    6,215       Series 2000A                                             5.00          9/01/2019           6,415
    6,530       Series 2000A                                             5.00          9/01/2020           6,744
    5,000       Series 2006                                              5.00          6/01/2029           4,893
   15,000       Series 2006                                              5.00          6/01/2036          14,457
    5,400    Commonwealth Housing Development
                Auth. Mortgage Bonds,
                Series 2005E, Subseries E-1                              4.60          4/01/2028           5,338
    4,005    Commonwealth Port Auth. RB, Series 2005B                    5.00          7/01/2030           4,149
    6,100    Fairfax County EDA Lease RB, Series 2006                    5.00          5/15/2025           6,380
             Fairfax County EDA RB,
   12,700       Series 2004 (INS)                                        5.00          4/01/2029          13,153
    7,980       Series 2005                                              5.00          1/15/2030           8,253
    6,150       Series 2005                                              5.00          4/01/2032           6,322
   11,090       Series 2005                                              5.00          1/15/2035          11,407
    5,750       Series A                                                 4.88         10/01/2036           5,306
             Fairfax County EDA Residential Care Facilities
                Mortgage RB,
    7,100       Series 2007                                              5.00         10/01/2027           6,990
    7,500       Series 2007                                              5.13         10/01/2037           7,298

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL          MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
  $ 2,000    Fairfax County Redevelopment and Housing
                Auth. MFH RB, Series 1996A                               6.00%        12/15/2028        $  2,067
             Fairfax County Water Auth. RB,
    5,235       Series 2000 (PRE)                                        5.63          4/01/2025           5,547
    1,000       Series 2000 (PRE)                                        5.75          4/01/2030           1,063
             Fairfax School Bonds GO,
    1,740       Series 2005                                              4.75          1/15/2030           1,768
   11,145       Series 2005 (INS)                                        4.75          1/15/2035          11,271
    1,255       Series 2005                                              4.75          1/15/2036           1,268
             Farms of New Kent Community Development
                Auth. Special Assessment Bonds,
    3,105       Series 2006B                                             5.45          3/01/2036           2,928
    2,000       Series 2006C                                             5.80          3/01/2036           1,936
   12,275    Fauquier County IDA Hospital RB,
                Series 2002 (INS)                                        5.25         10/01/2025          12,469
    6,195    Frederick County IDA Lease RB,
                Series 2006 (INS)                                        4.75          6/15/2036           6,210
    2,500    Fredericksburg City EDA Hospital Facilities
                Revenue & Refunding Bonds, Series 2007                   5.25          6/15/2023           2,647
    7,500    Front Royal & Warren County IDA Lease RB,
                Series B (INS)                                           5.00          4/01/2029           7,716
    7,965    Galax IDA Hospital RB, Series 1995 (INS)                    5.75          9/01/2020           8,000
    9,030    Hampton Convention Center RB,
                Series 2002A (INS)                                       5.25          1/15/2023           9,555
    1,255    Hampton Redevelopment and Housing Auth.
                RB, Series 1996A                                         6.00          1/20/2026           1,276
   12,185    Hanover County IDA Bon Secours Health
                System Hospital RB, Series 1995 (INS)                    6.38          8/15/2018          14,088
   11,000    Harrisonburg IDA Hospital RB, Series 2006 (INS)             4.50          8/15/2039          10,617
             Henrico County EDA Mortgage RB,
    1,450       Series 2006                                              5.00         10/01/2027           1,405
    2,470       Series 2006                                              5.00         10/01/2035           2,326
    9,750    Henrico County EDA RB, Bon Secours Health
                System, Series 2002A                                     5.60         11/15/2030          10,041
   10,000    Henrico County Water and Sewer System RB,
                Series 2006A                                             5.00          5/01/2036          10,363
    4,105    Housing Development Auth. Rental Housing
                Bonds, Series 2006C                                      4.50          1/01/2039           3,846
    3,500    Isle of Wight County IDA RB, Series 2000A                   5.85          1/01/2018           3,637
    1,000    King George County IDA Lease RB,
                Series 2004 (INS)                                        5.00          3/01/2032           1,027
    1,545    Lynchburg GO Public Improvement BAN,
                Series 2000 (PRE)                                        5.75          6/01/2030           1,647

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL          MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
  $ 7,000    Metropolitan Washington Airports Auth. RB,
                Series 1997A (INS) (PRE)                                 5.38%        10/01/2023        $  7,071
    2,440    Montgomery County IDA RB,
                Series 2000B (INS) (PRE)                                 5.50          1/15/2022           2,608
    5,245    Newport News EDA RB, Series 2006                            5.00          7/01/2031           5,454
             Newport News GO,
    3,170       Series 2000A (PRE)                                       5.75          5/01/2018           3,403
    6,750       Series 2000A (PRE)                                       5.75          5/01/2020           7,245
    1,850    Norfolk Redevelopment and Housing Auth. RB,
                Series 1999                                              5.50         11/01/2019           1,952
    5,000    Peninsula Town Center Community
                Development Auth. RB, Series 2007                        6.45          9/01/2037           5,176
    2,815    Powhatan County EDA Lease RB,
                Series 2007 (INS)                                        5.00          3/15/2032           2,910
    1,620    Prince William County COP, Series 2006A (INS)               5.00          9/01/2024           1,693
             Prince William County IDA Educational
                Facilities RB,
    1,695       Series 2003                                              5.00         10/01/2018           1,746
    3,985       Series 2003                                              5.38         10/01/2023           4,142
    7,500       Series 2003                                              5.50         10/01/2033           7,733
             Prince William County IDA Potomac Hospital RB,
    1,210       Series 2003                                              5.50         10/01/2017           1,300
    1,350       Series 2003                                              5.50         10/01/2019           1,438
             Prince William County IDA Residential Care
                Facility RB,
    3,370       Series 2006                                              4.88          1/01/2020           3,273
    8,000       Series 2006                                              5.13          1/01/2026           7,696
    4,000    Prince William County Service Auth. Water RB,
                Series 1999 (INS) (PRE)                                  5.60          7/01/2024           4,183
             Public School Auth. Financing GO,
    4,645       Series 1999B (PRE)                                       6.00          8/01/2019           4,895
   10,585       Series 2000A (PRE)                                       5.50          8/01/2020          11,247
             Rappahannock Regional Jail Auth. RB,
    5,310       Series 2006 (INS)                                        4.75         12/01/2031           5,347
    6,280       Series 2006 (INS)                                        4.50         12/01/2036           6,073
    1,790    Resources Auth. Clean Water RB,
                Series 1999 (PRE)                                        5.63         10/01/2022           1,897
             Resources Auth. Infrastructure RB,
    3,945       Series 2005C (Pooled Financing Program)                  4.75         11/01/2035           3,965
    3,700       Series 2006A (Pooled Financing Program)                  5.00         11/01/2031           3,852
    2,845       Series 2006C (Pooled Financing Program)                  4.38         11/01/2031           2,697
    2,000       Series 2006C (Pooled Financing Program)                  4.38         11/01/2036           1,877

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL          MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
  $11,135    Resources Auth. Water and Sewer RB,
                Goochland, Series 2002                                   5.00%        11/01/2035        $ 11,442
    2,150    Reynolds Crossing Community Development
                Auth. Special Assessment RB, Series 2007                 5.10          3/01/2021           2,085
             Richmond Convention Center Auth. RB,
    6,295       Series 2000 (PRE)                                        6.13          6/15/2020           6,772
   14,750       Series 2000 (PRE)                                        6.13          6/15/2025          15,867
    5,000    Richmond Public Utility Revenue & Refunding
                Bonds, Series 2007A                                      4.50          1/15/2033           4,907
             Small Business Financing Auth. RB,
    1,500       Series 2007A                                             5.25          9/01/2027           1,509
   15,000       Series 2007A                                             5.25          9/01/2037          14,810
    6,345    Spotsylvania County EDA RB,
                Series 2005 (INS)                                        5.00          2/01/2031           6,547
             Stafford County and City of Stauton IDA RB,
    7,400       Series 2006A (INS)                                       5.25          8/01/2031           7,814
   16,155       Series 2006A (INS)                                       5.25          8/01/2036          16,988
   10,000    Tobacco Settlement Financing Corp. Current
                Interest Bonds, Series 2007B-1                           5.00          6/01/2047           8,459
   10,850    University of Virginia General Revenue Pledge
                Bond, Series 2003B                                       5.00          6/01/2027          11,236
    1,000    Virginia Beach Development Auth. Residential
                and Health Care Facility RB, Series 1997                 6.15          7/01/2027           1,011
   10,395    Virginia Beach Water and Sewer System RB,
                Series 2000 (PRE)                                        5.50          8/01/2025          10,951
                                                                                                        --------
                                                                                                         521,864
                                                                                                        --------
             PUERTO RICO (2.6%)
    4,200    Government Development Bank CP                              4.78         10/05/2007           4,200
   10,000    Public Improvement GO, Series 2006B                         5.25          7/01/2032          10,307
                                                                                                        --------
                                                                                                          14,507
                                                                                                        --------
             Total Fixed-Rate Instruments (cost: $528,112)                                               536,371
                                                                                                        --------

             TOTAL INVESTMENTS (COST: $528,112)                                                         $536,371
                                                                                                        ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $528,112)       $536,371
   Cash                                                                                 35
   Receivables:
      Capital shares sold                                                               77
      Interest                                                                       8,113
                                                                                  --------
         Total assets                                                              544,596
                                                                                  --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                          176
      Dividends on capital shares                                                      456
   Accrued management fees                                                             142
   Accrued transfer agent's fees                                                         1
   Other accrued expenses and payables                                                  66
                                                                                  --------
         Total liabilities                                                             841
                                                                                  --------
            Net assets applicable to capital shares outstanding                   $543,755
                                                                                  ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                $534,724
   Accumulated net realized gain on investments                                        772
   Net unrealized appreciation of investments                                        8,259
                                                                                  --------
            Net assets applicable to capital shares outstanding                   $543,755
                                                                                  ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                      48,312
                                                                                  ========
   Net asset value, redemption price, and offering price per share                $  11.26
                                                                                  ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA VIRGINIA BOND FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                          $ 13,257
                                                                            --------
EXPENSES
   Management fees                                                               869
   Administration and servicing fees                                             408
   Transfer agent's fees                                                         103
   Custody and accounting fees                                                    45
   Postage                                                                        13
   Shareholder reporting fees                                                     14
   Trustees' fees                                                                  4
   Professional fees                                                              33
   Other                                                                          10
                                                                            --------
      Total expenses                                                           1,499
   Expenses paid indirectly                                                      (48)
                                                                            --------
      Net expenses                                                             1,451
                                                                            --------
NET INVESTMENT INCOME                                                         11,806
                                                                            --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain                                                             175
   Change in net unrealized appreciation/depreciation                        (13,482)
                                                                            --------
      Net realized and unrealized loss                                       (13,307)
                                                                            --------
   Decrease in net assets resulting from operations                         $ (1,501)
                                                                            ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA VIRGINIA BOND FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2007

                                                              9/30/2007       3/31/2007
                                                              -------------------------
FROM OPERATIONS
   Net investment income                                       $ 11,806        $ 22,889
   Net realized gain on investments                                 175           3,241
   Change in net unrealized appreciation/depreciation
      of investments                                            (13,482)            234
                                                               ------------------------
      Increase (decrease) in net assets resulting from
         operations                                              (1,501)         26,364
                                                               ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (11,822)        (22,873)
   Net realized gains                                                 -          (2,976)
                                                               ------------------------
      Distributions to shareholders                             (11,822)        (25,849)
                                                               ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                     31,291          56,072
   Reinvested dividends                                           8,877          19,087
   Cost of shares redeemed                                      (35,084)        (57,080)
                                                               ------------------------
      Increase in net assets from
         capital share transactions                               5,084          18,079
                                                               ------------------------
   Net increase (decrease) in net assets                         (8,239)         18,594

NET ASSETS
   Beginning of period                                          551,994         533,400
                                                               ------------------------
   End of period                                               $543,755        $551,994
                                                               ========================
Accumulated undistributed net investment income:
   End of period                                               $      -        $     16
                                                               ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    2,764           4,860
   Shares issued for dividends reinvested                           784           1,651
   Shares redeemed                                               (3,101)         (4,954)
                                                               ------------------------
      Increase in shares outstanding                                447           1,557
                                                               ========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Virginia Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with a high level of current interest income that is exempt from federal and Virginia state income taxes.

  A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

     1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

     2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

     3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

        approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

  B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

  C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. The Fund concentrates its investments in Virginia tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

  D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

     or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of September 30, 2007.

  E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended September 30, 2007, these custodian and other bank credits reduced the Fund's expenses by $48,000.

  F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

  G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2007, the Fund paid CAPCO facility fees of $1,000, which represents 1.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2008, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2007, were $68,860,000 and $49,631,000, respectively.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

As of September 30, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2007, were $14,123,000 and $5,864,000, respectively, resulting in net unrealized appreciation of $8,259,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

  A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Virginia Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Virginia Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Virginia Bond and USAA Virginia Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2007, the Fund's effective annualized base fee was 0.32% of the Fund's average net assets for the same period.

     The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

     The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

     the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                             ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                               AS A % OF THE FUND'S AVERAGE NET ASSETS
------------------------------------------------------------------------------------------
+/- 0.20% to 0.50%                                 +/- 0.04%
+/- 0.51% to 1.00%                                 +/- 0.05%
+/- 1.01% and greater                              +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

     Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Virginia Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

     For the six-month period ended September 30, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $869,000, which included no performance fee.

  B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $408,000.

     In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended September 30, 2007, the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

     Fund reimbursed the Manager $5,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

  C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $103,000.

  D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

  A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board
     (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

     meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 will not result in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

  B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

  C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS 159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH
                                  PERIOD ENDED
                                    SEPTEMBER 30,                        YEAR ENDED MARCH 31,
                                    -----------------------------------------------------------------------------------
                                        2007           2007           2006           2005           2004           2003
                                    -----------------------------------------------------------------------------------
Net asset value at
   beginning of period              $  11.53       $  11.52       $  11.60       $  11.83       $  11.67       $  11.08
                                    -----------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                 .25            .49            .50            .50            .51            .52
   Net realized and
      unrealized gain (loss)            (.27)           .07           (.08)          (.23)           .16            .59
                                    -----------------------------------------------------------------------------------
Total from investment
   operations                           (.02)           .56            .42            .27            .67           1.11
                                    -----------------------------------------------------------------------------------
Less distributions:
   From net investment income           (.25)          (.49)          (.50)          (.50)          (.51)          (.52)
   From realized capital gains             -           (.06)             -              -              -              -
                                    -----------------------------------------------------------------------------------
   Total distributions                  (.25)          (.55)          (.50)          (.50)          (.51)          (.52)
                                    -----------------------------------------------------------------------------------
Net asset value at
   end of period                    $  11.26       $  11.53       $  11.52       $  11.60       $  11.83       $  11.67
                                    ===================================================================================
Total return (%)*                       (.20)          4.99           3.61           2.34           5.84          10.16
Net assets at end
   of period (000)                  $543,755       $551,994       $533,400       $514,814       $510,505       $510,336
Ratio of expenses to average
   net assets (%)**(b)                   .55(a)         .58            .58            .60            .61            .59
Ratio of net investment
   income to average
   net assets (%)**                     4.34(a)        4.25           4.25           4.28           4.32           4.51
Portfolio turnover (%)                     9             40             28              7             16             15

 *    Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
**    For the six-month period ended September 30, 2007, average net assets were $544,127,000.
(a)   Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b)   Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                        (.02%)         (.01%)         (.00%)(+)      (.00%)(+)      (.00%)(+)      (.00%)(+)
      (+)Represents less than 0.01% of average net assets.

34

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2007, through September 30, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2007

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                    BEGINNING                ENDING               DURING PERIOD*
                                  ACCOUNT VALUE          ACCOUNT VALUE           APRIL 1, 2007 -
                                  APRIL 1, 2007       SEPTEMBER 30, 2007        SEPTEMBER 30, 2007
                                 -----------------------------------------------------------------
Actual                              $1,000.00              $  998.00                  $2.65
Hypothetical
  (5% return before expenses)        1,000.00               1,022.35                   2.68

         *Expenses are equal to the Fund's annualized expense ratio of 0.53%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of (0.20)% for the six-month period of April 1, 2007, through September 30, 2007.

36

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         At a meeting of the Board of Trustees held on April 18, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

38

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads or front-end loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee, and its effect on the Fund's management fee ranking against its peers.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2006. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one-, three-, and five-year periods ended December 31, 2006.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale were currently reflected in the advisory fee. The Board considered whether

40

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         there should be changes to such breakpoint levels and the effect of such changes on the Fund's overall expenses. In this regard, the Board took into account management's discussion of the Fund's breakpoint levels. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the
         Manager. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE NOW
          SELF-SERVICE  24/7    At  "Products  &  Services"   click
                AT  USAA.COM    "Investments" then "Mutual Funds"

                                View account balance, transactions, fund prices; or exchange/redeem fund shares. Go to "My Accounts" then "Investments"

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8181; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------

   GO PAPERLESS!
   Get USAA documents online.
   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39604-1107    W                            (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    NOVEMBER 26, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    NOVEMBER 28, 2007
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    NOVEMBER 28, 2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.